Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

December 6, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 91 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 91 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 91”). The purpose of PEA No. 91 is to register two new series of the Trust: the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Enclosures